SEGMENT RESULTS	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT RESULTS

NOTE 9. SEGMENT RESULTS

Effective January 1, 2021, pursuant to the Wellington Lease Termination, as a portfolio stabilization measure the Company commenced operating the previously subleased Tara Facility. In 2022, the Company commenced operations at the previously leased Meadowood and Glenvue facilities as well as the subleased Lumber City, LaGrange and Thomasville facilities. Accordingly, the Company now has two primary reporting segments: (i) Real Estate Services, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants, including the Company’s management of three facilities on behalf of third-party owners; and (ii) Healthcare Services, which consists of the operation of the Lumber City, LaGrange, Meadowood, Thomasville, Glenvue and the Tara Facilities.

The Company reports segment information based on the “management approach” defined in ASC 280, Segment Reporting. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of our reportable segments.

The table below presents the results of operations for our reporting segments for the periods presented.

	Twelve Months Ended December 31,			Twelve Months Ended December 31,
	2022	2022	2022	2021	2021	2021
(Amounts in 000’s)	Real Estate Services	Healthcare Services	Total	Real Estate Services	Healthcare Services	Total
Revenues:
Patient care revenues	$—	$22,060	$22,060	$—	$9,485	$9,485
Rental revenues	12,794	—	12,794	16,093	—	16,093
Management fees	1,045	—	1,045	1,021	—	1,021
Other revenues	26	—	26	91	—	91
Total revenues	13,865	22,060	35,925	17,205	9,485	26,690
Expenses:
Patient care expense	—	20,453	20,453	—	9,243	9,243
Facility rent expense	4,050	826	4,876	5,274	1,190	6,464
Cost of management fees	619	—	619	672	—	672
Depreciation and amortization	2,371	33	2,404	2,575	16	2,591
General and administrative expense	3,458	1,194	4,652	3,427	504	3,931
Doubtful accounts expense (recovery)	4,298	618	4,916	(78)	260	182
Loss on disposal of assets	1,296	121	1,417	—	—	—
Loss on Lease Termination	1,436	—	1,436	—	—	—
Other operating expenses	631	1,343	1,974	1,016	58	1,074
Total expenses	18,159	24,588	42,747	12,886	11,271	24,157
Income (loss) from operations	(4,294)	(2,528)	(6,822)	4,319	(1,786)	2,533
Other (income) expense:
Interest expense, net	2,567	(38)	2,529	2,653	16	2,669
(Gain) Loss on extinguishment of debt	452	—	452	(146)	—	(146)
Other (income) expense, net	(987)	(1,949)	(2,936)	1,192	—	1,192
Total other (income) expense, net	2,032	(1,987)	45	3,699	16	3,715
Net loss	$(6,326)	$(541)	$(6,867)	$620	$(1,802)	$(1,182)

Total assets for the Real Estate Services segment and Healthcare Services segment were $63.5 million and $5.6 million respectively, as of December 31, 2022.

Total assets for the Real Estate Services segment and Healthcare Services segment were $103.2 million and $2.5 million respectively, as of December 31, 2021.